Note 11 - Redeemable Non-controlling Interests - Reconciliation of the Beginning and Ending NCI Amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Balance	$ 145,489	$ 134,803
RNCI share of earnings		20,319
Non-controlling interest redemption increment (note 11)	7,709	22,393
Distributions paid to RNCI	(18,871)	(20,797)
Balance	343,361	145,489
Non-controlling Interest Share of Earnings [Member]
RNCI share of earnings	20,491	16,687
Non-controlling Interest Redemption Increment [Member]
Non-controlling interest redemption increment (note 11)	7,709	22,393
Non-controlling Interest Distributions Paid to NCI [Member]
Distributions paid to RNCI	(16,396)	(12,870)
Non-controlling Interest Purchase of Interests from NCI Net [Member]
Purchases of interests from RNCI, net	1,111	(31,782)
Non-controlling Interest Recognized on Business Acquisitions [Member]
RNCI recognized on business acquisitions	$ 184,957	$ 16,258